Summary of Principal Accounting Policies - Property and equipment, net (Details)	12 Months Ended
Dec. 31, 2015
Buildings
Property and equipment, net
Estimated useful life	30 years
Motor vehicles
Property and equipment, net
Estimated useful life	5 years
Minimum | Furniture, fixtures and equipment
Property and equipment, net
Estimated useful life	3 years
Maximum | Furniture, fixtures and equipment
Property and equipment, net
Estimated useful life	5 years